Related parties - Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Short-term employee benefits	$ 9,034	$ 11,760
Post-employment benefits	681	656
Other long-term employee benefits	59	52
Share-based compensation expense	10,046	6,142
Total	$ 19,820	$ 18,610